Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Depreciation expense	$ 1,038	$ 788	$ 2,706	$ 4,477